Segment Information - CANTOR EQUITY PARTNERS II, INC.	3 Months Ended
Mar. 31, 2026
CANTOR EQUITY PARTNERS II, INC.
Segment Reporting [Line Items]
Segment Information	Segment Information
The Company has not yet commenced operations, thus all activity for the three months ended March 31, 2026 and 2025 relates to the Company’s formation, the Initial Public Offering, and the Company’s efforts toward locating and completing a suitable Business Combination. The Company has identified its Chairman and Chief Executive Officer as the chief operating decision maker (the “CODM”). The Company consists of one reportable segment, because the resource allocation and assessment of performance of the entity’s business activities by the CODM are performed using the entity-wide operating results. The net income (loss) is the measure of segment profit (loss) most consistent with U.S. GAAP that is regularly reviewed by the CODM to allocate resources and assess financial performance. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM also reviews interest income and general and administrative expenses included in the net income (loss). The CODM reviews interest income on investments held in the Trust Account to measure and monitor shareholder value and determine the most effective strategy for investing the Trust Account funds while maintaining compliance with the terms of the trust agreement. In addition, the CODM reviews and monitors general and administrative expenses to manage and forecast cash to ensure enough capital is available to complete a Business Combination within the Combination Period and to ensure expenses are aligned with the underlying contractual agreements.
The Company does not have operating income and therefore, it does not have any operating revenues. The Company will not generate any operating revenues until after the completion of the Business Combination, at the earliest. During the three months ended March 31, 2026 and 2025, the Company earned approximately $2,252,000 and $—, respectively, of interest income on investments held in the Trust Account. The Company’s significant segment expenses were general and administrative expenses, which were approximately $1,451,000 and approximately $27,000 for the three months ended March 31, 2026 and 2025, respectively. The other segment expenses were administrative expenses incurred pursuant to the administrative services agreement with the Sponsor, which amounted to $30,000 and $— for the three months ended March 31, 2026 and 2025, respectively. The other segment income was the gain from the change in fair value of the forward sale securities, which amounted to approximately $1,625,000 and $— for the three months ended March 31, 2026 and 2025, respectively. Refer to the Company’s unaudited condensed consolidated statements of operations for additional information.
As of March 31, 2026 and December 31, 2025, the Company had total assets of approximately $248,999,000 and approximately $246,836,000, respectively. See the Company’s consolidated balance sheets for additional information.
Segment Information
The Company has not yet commenced operations, thus all activity for the years ended December 31, 2025 and 2024 relates to the Company’s formation, the Initial Public Offering, and the Company’s efforts toward locating and completing a suitable Business Combination. The Company has identified its Chairman and Chief Executive Officer as the chief operating decision maker (the “CODM”). The Company consists of one reportable segment, because the resource allocation and assessment of performance of the entity’s business activities by the CODM are performed using the entity-wide operating results. The net income (loss) is the measure of segment profit (loss) most consistent with U.S. GAAP that is regularly reviewed by the CODM to allocate resources and assess financial performance. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM also reviews interest income and general and administrative expenses included in the net income (loss). The CODM reviews interest income on investments held in the Trust Account to measure and monitor shareholder value and determine the most effective strategy for investing the Trust Account funds while maintaining compliance with the terms of the trust agreement. In addition, the CODM reviews and monitors general and administrative expenses to manage and forecast cash to ensure enough capital is available to complete a Business Combination within the Combination Period and to ensure expenses are aligned with the underlying contractual agreements.
The Company does not have operating income and, therefore, it does not have any operating revenues. The Company will not generate any operating revenues until after the completion of the Business Combination, at the earliest. During the years ended December 31, 2025 and 2024, the Company earned approximately $6,479,000 and $—, respectively, of interest income on investments held in the Trust Account. The Company’s significant segment expenses were general and administrative expenses, which were approximately $1,773,000 and approximately $71,000 for the years ended December 31, 2025 and 2024, respectively. The remaining segment expenses consisted of administrative expenses incurred pursuant to the administrative services agreement with the Sponsor and the loss as a result of the change in fair value of the forward sale securities, which amounted to approximately $4,688,000 and $— for the years ended December 31, 2025 and 2024, respectively. Refer to the Company’s consolidated statements of operations for additional information.
As of December 31, 2025 and 2024, the Company had total assets of approximately $246,836,000 and approximately $107,000, respectively. See the Company’s consolidated balance sheets for additional information.